12. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Commitments And Contingencies Details Narrative
Operating Leases, Rent Expense	$ 771	$ 722	$ 1,578	$ 1,368